Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Amendment Description
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000084903
Shareholder Report [Line Items]
Fund Name	Biondo Focus Fund
Class Name	Investor Class
Trading Symbol	BFONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152
Additional Information Phone Number	1-800-672-9152
Additional Information Website	https://thebiondogroup.com/biondo-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	1.50%

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,833	$10,742	$10,721
Jun-2016	$7,657	$11,171	$11,203
Jun-2017	$11,168	$13,170	$13,681
Jun-2018	$14,043	$15,064	$15,912
Jun-2019	$15,241	$16,633	$17,853
Jun-2020	$16,683	$17,881	$17,757
Jun-2021	$23,508	$25,175	$24,211
Jun-2022	$13,772	$22,503	$22,019
Jun-2023	$18,789	$26,912	$25,151
Jun-2024	$24,437	$33,521	$29,181

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Biondo Focus Fund	23.21%	30.07%	9.90%	9.35%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
Dow Jones Industrial Average	4.79%	16.02%	10.33%	11.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 55,003,134
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 179,063
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,003,134 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$179,063 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.9%
Money Market Funds	7.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuitive Surgical, Inc.	16.2%
NVIDIA Corporation	14.6%
Mastercard, Inc., Class A	12.0%
First American Treasury Obligations Fund, Class X	7.0%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
ServiceNow, Inc.	4.7%
Adobe, Inc.	4.5%
Block, Inc., Class A	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	https://thebiondogroup.com/biondo-fund/